Series A Notes, Net Of Current Maturities (Narrative) (Details) $ in Thousands, ₪ in Millions	1 Months Ended					3 Months Ended		12 Months Ended
	May 31, 2012 ILS (₪)	May 31, 2012 USD ($)	Mar. 31, 2012 ILS (₪)	Mar. 31, 2012 USD ($)	Jun. 30, 2010 USD ($) installment	Jun. 30, 2012	Jun. 30, 2010 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	May 31, 2012 USD ($)	Mar. 31, 2012 USD ($)	Jun. 30, 2010 USD ($)
Derivative [Line Items]
Proceeds from issuance of Series A Notes	₪ 95	$ 24,900	₪ 831	$ 224,000	$ 283,000
Number of equal annual installments associated with note, in installments | installment					10
Fixed interest rate of Series A Notes	4.84%						4.84%				4.84%		4.84%
Series A Notes issuance costs		$ 94		2,010	$ 2,530
Series A Notes issuance costs, discount				$ 1,795	$ 2,164
Amortization of deferred issuance costs								$ 92				$ 215	$ 366
Amount of Series A Note	₪ 92		₪ 807				₪ 1,100	112,060	$ 181,713		$ 24,407	217,420
Premium amount											260	$ 3,675
Interest expense on Series A Notes								$ 5,480	$ 6,112	$ 6,565
Cross currency interest rate swap transaction term, in years							10 years
Cross currency interest rate swap, amount							₪ 1,100						$ 287,000
Effective interest rate								1.84%
4.84% First Amount
Derivative [Line Items]
Cross currency interest rate swap, amount | ₪	807
Fixed interest rate								4.84%
4.84% Second Amount
Derivative [Line Items]
Cross currency interest rate swap, amount | ₪	₪ 92
Average spread 2.02%
Derivative [Line Items]
Cross currency interest rate swap, amount											217,300
Average spread 2.285%
Derivative [Line Items]
Cross currency interest rate swap, amount											$ 24,100
LIBOR 0.45%
Derivative [Line Items]
Average spread on LIBOR								2.05%
Cross Currency Interest Rate Swaps | London Interbank Offered Rate (LIBOR)
Derivative [Line Items]
Average spread on LIBOR							1.65%	1.65%					1.65%
Variable rate basis of fair value hedge transactions						LIBOR	LIBOR	LIBOR
Effective interest rate								2.88%
Cross Currency Interest Rate Swaps | London Interbank Offered Rate (LIBOR) | Average spread 2.02%
Derivative [Line Items]
Average spread on LIBOR	2.02%										2.02%
Cross Currency Interest Rate Swaps | London Interbank Offered Rate (LIBOR) | Average spread 2.285%
Derivative [Line Items]
Average spread on LIBOR	2.285%										2.285%